As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07737



                               THE PURISIMA FUNDS
               (Exact name of registrant as specified in charter)



                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
               (Address of principal executive offices) (Zip code)



                         U.S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                     (Name and address of agent for service)



                                 (650) 851-3334
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31, 2005



Date of reporting period: FEBRUARY 28, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual report February 28, 2005.








--------------------------------------------------------------------------------



THE PURISIMA FUNDS
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT (UNAUDITED)
FEBRUARY 28, 2005
The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund

--------------------------------------------------------------------------------
TABLE OF CONTENTS

A Letter to Our Shareholders                                            2

Sector Breakdown                                                        6

Expense Example                                                         7

Schedule of Investments

        Total Return Fund                                               9

        Pure American Fund                                             13

        Pure Foreign Fund                                              17

Statements of Assets and Liabilities                                   21

Statements of Operations                                               22

Statement of Changes in Net Assets

        Total Return Fund                                              23

        Pure American Fund                                             24

        Pure Foreign Fund                                              25

Financial Highlights

        Total Return Fund                                              26

        Pure American Fund                                             27

        Pure Foreign Fund                                              28

Notes to Financial Statements                                          29

Other Information                                                      36

Privacy Notice                                                         40

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

PURISIMA PURE AMERICAN FUND
Seeks to provide investors with a high level of total return, while concentrating its holdings in U.S. securities.

PURISIMA PURE FOREIGN FUND
Seeks to provide investors with a high level of total return, while concentrating its holdings in securities outside the U.S.


















EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

--------------------------------------------------------------------------------

        A LETTER TO OUR SHAREHOLDERS

        We are pleased to bring you the semi-annual report for the Purisima Funds for the six-month period ended February 28, 2005.

        MARKET REVIEW AND OUTLOOK:

        Global equity markets appreciated significantly during the period, ending what had been a docile 2004 before a fourth quarter rally began. Investors appeared to be waiting out the uncertainty of the US Presidential elections but responded positively once the result was known. Continued economic growth provided a strong backdrop. Each of the Funds remained fully invested in equities during the period, benefiting from our bullish posture.

        Prior to the last period, we had anticipated significant gains in the major developed equity markets. This forecast was based largely on beliefs that GDP growth and corporate earnings would exceed expectations, interest rates would remain benign, the outcome of the Presidential election would not be debated, the dollar would rise, and that geopolitical/terrorism concerns would ease. These proved mostly correct. For the six months, foreign markets rose over 20% in dollar terms (as measured by the Morgan Stanley EAFE index (the benchmark for the Pure Foreign Fund)), while domestically the S&P 500 (the benchmark for the Pure American Fund) gained just about 10%. Most of these gains occurred in the fourth quarter of 2004.

        Growth in economic activity and a boost to consumer confidence allowed economically sensitive industries in general to lead during the period, although technology shares lagged as negative sentiment continued to surround the sector. Energy and materials were the top performers. Each of the Funds benefited from high exposure to cyclical industries but also suffered from the poor relative performance in information technology, where they were each overweight.

        Small caps again outperformed large caps in the US and in most other major markets. A rally in the euro relative to the dollar late in 2004 helped foreign markets to outperform the US in dollar terms. The yen and British pound also appreciated relative to the dollar, but to a lesser extent.

        Regionally, within the developed foreign markets, continental Europe showed the most strength during the period, followed by Japan, while the UK posted slightly smaller gains. Strong economic growth in Europe remains elusive, but companies there are finding ways to increase profits, and pro-business reforms continue to progress. In the Funds with global exposure, our foreign regional weightings added value relative to their respective benchmarks, though this was offset in the Total Return Fund because of an overweight to the US, which lagged.

        Our outlook for the immediate future remains bullish. We expect strong returns for the remainder of 2005 for both the US and global markets. In contrast to last year, we expect increased volatility, however.

--------------------------------------------------------------------------------

This forecast is consistent with historical precedent. First years of President's terms have typically been either negative or very positive - middle ground is rare - and more pronounced for reelected presidents. If stocks rise, we anticipate they will rise big.

We are very bullish primarily because we believe:

     o Stocks are undervalued relative to bonds (based on expected earnings yields compared to interest rates)
     o    Sentiment is guarded
     o    Earnings expectations are ripe for upside surprise
     o Exceptionally strong corporate balance sheets provide significant optimization opportunities through re-leveraging
     o Monetary and fiscal conditions globally are conducive to rapid economic growth

Stocks today are exceptionally attractive in our estimation compared to fixed income securities and cash. Earnings yields on major global stock indices are generally above comparable long term bond yields, an unusual but highly bullish condition.

It is hard to find an outright screaming bull. Judging by our surveying efforts, professional forecasters agree that 2005 stock market returns should be boring at best -most likely delivering middling single-digit returns. In our view, this guarded sentiment presents an excellent opportunity for above average gains as strong corporate and economic conditions are realized.

One near-universal misperception, we think, is that corporate earnings will decelerate dramatically. Forecasters generally believe profit margins can't expand and earnings growth will be limited to revenue growth. We see further productivity gains and resilient top line expansion, enabling earnings to surpass relatively modest consensus expectations.

Corporate re-leveraging should also contribute to sizable stock gains. Overall, company balance sheets are perhaps healthier than they have been in the last century. Firms have the flexibility to redeploy cash and exercise unused borrowing capacity to optimize their capital structures and improve returns on invested capital. Methods will include buying back stock, paying higher dividends, and pursuing acquisitions - all bullish moves.

Economic growth globally should continue responding to the huge amount of fiscal and monetary stimulus remaining in force. The US government, for instance, has been re-leveraging in the last several years, as evidenced by its big budget deficits. Contrary to popular belief, periods following extreme federal budget deficits have been above average for stock returns. While short-term interest rates may increase, longer term bond yields should stay near current levels over the coming months, a bullish surprise. We believe inflation pressures are more contained than consensus expectations and will remain so as the Fed tightens appropriately as expected.

--------------------------------------------------------------------------------

        FUND POSITIONING

        In the Total Return Fund, we are retaining an overweight to the US equity market relative to the MSCI World Index. The three year streak of foreign dominance should soon end, especially if the US dollar rebounds. The US economy is better positioned than most other major regions to lead in terms of economic growth immediately ahead, which will support corporate earnings growth. In both the Total Return Fund and the Pure Foreign Fund, continental European and Japanese stocks continue to also be favored. The UK and Australia are facing more of an inflation headwind and are underweighted.

        Stylistically, the Funds feature a value oriented tilt relative to their benchmarks. To the extent global yield curves flatten and the dollar strengthens, we anticipate rotating toward larger and more growth-oriented stocks. Already, each of the Funds is overweight economically sensitive sectors such as Information Technology and Energy.

        Financials is the largest sector in each of the Funds' respective benchmarks and will likely play a large role in determining returns in the coming year. We ended the period overweight based on our views that the world economy should exceed growth expectations, yield curves generally remain steep, and long-term interest rates should stay relatively low. Each of these suggests a good environment for financials stocks. However, we also suspect that yield curves will flatten over the coming months and quarters. In this scenario, we are likely to decrease our financials weight, especially for yield curve sensitive categories such as commercial banks.

        As the year progresses, we expect to make certain other style, sector, and country shifts reflective of the evolution of the market cycle.

        CLOSING REMARKS

        For the period, the Funds all participated in a strong move upwards after more flattish returns during the first three quarters of 2004.

        The posture of the portfolio compositions remain largely unchanged. While our stylistic allocations had mixed results during the period, for now the major themes in place from last period are still of consequence. Sectors leveraged to continued economic growth should witness relatively higher returns. Our holdings in these areas are companies with strong operating results but are also frequently selected for demonstrating an ability to gain more than their peer group in a rising market environment.

--------------------------------------------------------------------------------

We are excited for what we believe should be another rewarding, albeit bumpier, period for equity investors. Each of the Funds is positioned to benefit from a strong market environment. We believe each will appreciate beyond its respective benchmark if our market outlook proves correct.

Thank you for your continued interest and support.

Sincerely,



Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments


OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY. THE MSCI WORLD INDEX IS A BROAD-BASED UNMANAGED CAPITALIZATION-WEIGHTED STOCK INDEX DESIGNED TO MEASURE GLOBAL DEVELOPED MARKET EQUITY PERFORMANCE. IT CONSISTS OF 23 DEVELOPED MARKET COUNTRY INDICES. THE S&P 500 INDEX IS A BROAD-BASED UNMANAGED INDEX OF 500 STOCKS, WHICH IS WIDELY RECOGNIZED AS REPRESENTATIVE OF THE EQUITY MARKET IN GENERAL. THE MSCI EAFE INDEX CONSISTS OF THE MORGAN STANLEY WORLD INDEX COMPONENTS WITHOUT THE UNITED STATES AND CANADA. ONE CANNOT INVEST DIRECTLY IN AN INDEX.

MUTUAL FUND INVESTING INVOLVES RISK OF LOSS. PRINCIPAL LOSS IS POSSIBLE. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING A GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES. GROWTH STOCKS TYPICALLY ARE MORE VOLATILE THAN VALUE STOCKS; HOWEVER, VALUE STOCKS HAVE A LOWER EXPECTED GROWTH RATE IN EARNINGS AND SALES.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

QUASAR DISTRIBUTORS, LLC, DISTRIBUTOR  04/05
PRIVACY NOTICE LISTED ON PAGE 40

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1)

                           PURISIMA TOTAL RETURN FUND
--------------------------------------------------------------------------------
Basic Materials                                                      2.6%
Communications                                                       6.3%
Consumer, Cyclical                                                  10.0%
Consumer, Non-cyclical                                              10.9%
Energy                                                              12.4%
Financial                                                           28.3%
Industrial                                                          14.1%
Technology                                                          11.7%
Utilities                                                            3.3%
Short-Term Investment                                                0.4%
--------------------------------------------------------------------------------


                          PURISIMA PURE AMERICAN FUND
--------------------------------------------------------------------------------
Basic Materials                                                      3.2%
Communications                                                       6.1%
Consumer, Cyclical                                                  12.2%
Consumer, Non-cyclical                                              12.8%
Energy                                                              13.8%
Financial                                                           24.4%
Industrial                                                          11.6%
Technology                                                          14.1%
Utilities                                                            1.5%
Short-Term Investment                                                0.3%
--------------------------------------------------------------------------------


                           PURISIMA PURE FOREIGN FUND
--------------------------------------------------------------------------------
Basic Materials                                                      7.6%
Communications                                                       6.6%
Consumer, Cyclical                                                  13.9%
Consumer, Non-cyclical                                               8.8%
Energy                                                              13.8%
Financial                                                           30.7%
Industrial                                                          10.6%
Technology                                                           5.0%
Utilities                                                            3.0%
--------------------------------------------------------------------------------



-----------
(1)     % of Total Investments as of February 28, 2005.

--------------------------------------------------------------------------------

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Funds' Expense Example. Please refer to this information when reviewing the Expense Example for the Funds.

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Total Return Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND

                                ACTUAL            HYPOTHETICAL PERFORMANCE
                              PERFORMANCE       (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account
Value (09/01/04)              $   1,000               $  1,000
Ending Account
Value (02/28/05)              $   1,131               $  1,017
Expenses Paid
During Period(1)              $   7.92                $  7.50
--------------------------------------------------------------------------------


PURISIMA PURE AMERICAN FUND

                                 ACTUAL           HYPOTHETICAL PERFORMANCE
                              PERFORMANCE        (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account
Value (09/01/04)              $   1,000               $  1,000
Ending Account
Value (02/28/05)              $   1,116               $  1,017
Expenses Paid
During Period(1)              $   7.87                $  7.50
--------------------------------------------------------------------------------


PURISIMA PURE FOREIGN FUND

                                 ACTUAL           HYPOTHETICAL PERFORMANCE
                              PERFORMANCE       (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account
Value (09/01/04)              $   1,000              $   1,000
Ending Account
Value (02/28/05)              $   1,200              $   1,017
Expenses Paid
During Period(1)              $   8.18               $   7.50
--------------------------------------------------------------------------------


-------
(1) Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 181 days in most recent fiscal half-year /365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS PURISIMA TOTAL RETURN FUND
FEBRUARY 28, 2005 (UNAUDITED)

SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.6%

AEROSPACE/DEFENSE EQUIPMENT: 2.4%
      49,600    Lockheed Martin Corp.                               $  2,937,312
      50,500    United Technologies Corp.                              5,043,940
                                                                    ------------
                                                                       7,981,252
                                                                    ------------
AIRLINES: 0.6%
     134,500    Japan Airlines Corp. - ADR*                            2,031,327
                                                                    ------------

AUTOMOTIVE: 2.2%
      38,100    Fuji Heavy Industries Ltd. - ADR                       1,782,882
     246,000    Nissan Motor Co. Ltd. - ADR                            5,271,780
                                                                    ------------
                                                                       7,054,662
                                                                    ------------
BANKING: 15.8%
     437,100    Banco Santander Central - ADR                          5,376,330
     100,700    Barclays Plc - ADR                                     4,425,765
      39,500    Comerica, Inc.                                         2,254,660
     158,500    Credit Suisse Group - ADR                              6,894,750
      52,000    HSBC Holdings Plc - ADR                                4,341,480
     425,600    Mitsubishi Tokyo Finance - ADR                         3,902,752
      52,275    National City Corp.                                    1,869,877
     126,996    San Paolo - IMI SpA - ADR                              3,705,743
     374,000    Sumitomo Mitsui - ADR                                  2,603,676
      38,100    SunTrust Banks, Inc.                                   2,759,964
      48,600    UBS AG                                                 4,216,050
      79,800    Wachovia Corp.                                         4,230,198
     118,300    Washington Mutual, Inc.                                4,963,868
                                                                    ------------
                                                                      51,545,113
                                                                    ------------
BIOMEDICINE: 1.0%
      52,000    Amgen, Inc.*                                           3,203,720
                                                                    ------------

BIOTECHNOLOGY: 0.7%
      48,000    Genentech, Inc.*                                       2,265,600

COMPUTERS: 3.7%
     125,700    Dell Computer Corp.*                                   5,039,313
     110,400    Electronic Data Systems Corp.                          2,351,520
     368,100    EMC Corp.*                                             4,660,146
                                                                    ------------
                                                                      12,050,979
                                                                    ------------



                See accompanying Notes to Financial Statements.                9

--------------------------------------------------------------------------------

SHARES                                                                  VALUE
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT: 3.4%
      71,700    General Electric Co.                                $  2,523,840
      79,800    Hitachi Ltd. - ADR                                     5,051,340
     240,700    Matsushita Electric Industrial
                Co., Ltd - ADR                                         3,596,058
                                                                    ------------
                                                                      11,171,238
                                                                    ------------
FINANCIAL SERVICES: 8.0%
      78,000    American Express Co.                                   4,223,700
      43,600    Goldman Sachs Group, Inc.                              4,743,680
     137,771    ING Groep N.V. - ADR                                   4,226,814
      71,600    Lehman Brothers Holdings, Inc.                         6,528,488
     234,000    Nomura Holdings, Inc. - ADR                            3,240,900
      47,700    Orix Corp. - ADR                                       3,112,425
                                                                    ------------
                                                                      26,076,007
                                                                    ------------
FOODS: 1.1%
     155,800    Sara Lee Corp.                                         3,489,920
                                                                    ------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT: 0.8%
      66,200    Sony Corp. - ADR                                       2,501,698
                                                                    ------------

HOUSEHOLD PRODUCTS: 1.9%
      54,700    Kimberly-Clark Corp.                                   3,609,106
      49,200    Procter & Gamble Co.                                   2,612,028
                                                                    ------------
                                                                       6,221,134
                                                                    ------------
IMPORT & EXPORT: 0.8%
      11,900    Mitsui & Co. Ltd. - ADR                                2,450,686
                                                                    ------------

INSURANCE: 4.5%
      94,900    Allstate Corp.                                         5,094,232
      81,544    American International Group, Inc.                     5,447,139
     159,600    Axa S.A. - ADR                                         4,280,472
                                                                    ------------
                                                                      14,821,843
                                                                    ------------
MACHINERY: 2.5%
      86,100    Caterpillar, Inc.                                      8,183,805
                                                                    ------------

                                                                     MEDIA: 2.7%
      40,000    Gannett Co.                                            3,150,000
     201,900    Walt Disney Co.                                        5,641,086
                                                                    ------------
                                                                       8,791,086
                                                                    ------------
MISCELLANEOUS MANUFACTURING: 5.2%
      83,500    Honeywell International, Inc.                          3,170,495
      55,200    Illinois Tool Works                                    4,954,200
     208,500    Lafarge S.A. - ADR                                     5,437,680
      42,800    Siemens AG - ADR                                       3,340,112
                                                                    ------------
                                                                      16,902,487
                                                                    ------------


10    See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


SHARES                                                                 VALUE
--------------------------------------------------------------------------------

OIL & GAS: 14.1%
      77,000    Anadarko Petroleum Corp.                            $  5,918,220
     124,900    Baker Hughes, Inc.                                     5,905,272
      74,600    BASF AG - ADR                                          5,587,540
      68,400    ChevronTexaco Corp.                                    4,246,272
      54,100    ConocoPhillips                                         5,999,149
      63,600    Occidental Petroleum Corp.                             4,469,172
     114,600    Royal Dutch Petroleum Co. - ADR                        7,230,114
      56,857    Total Fina S.A. - ADR                                  6,777,354
                                                                    ------------
                                                                      46,133,093
                                                                    ------------
PAPER & FOREST PRODUCTS: 0.9%
      77,600    International Paper Co.                                2,898,360
                                                                    ------------

PHARMACEUTICALS: 5.4%
      81,500    Astrazeneca Plc - ADR                                  3,238,810
      90,400    GlaxoSmithKline Plc - ADR                              4,359,088
      57,100    Johnson & Johnson                                      3,745,760
      42,200    Merck & Co., Inc.                                      1,337,740
     121,280    Sanofi-Aventis - ADR*                                  4,840,285
                                                                    ------------
                                                                      17,521,683
                                                                    ------------
RETAIL: 5.5%
     126,900    Albertson's, Inc.                                      2,841,291
      91,600    Costco Wholesale Corp.                                 4,267,644
     175,000    Gap, Inc.                                              3,732,750
      68,200    Ito Yokado Co., Ltd. - ADR                             2,825,178
      72,400    Lowe's Companies, Inc.                                 4,255,672
                                                                    ------------
                                                                      17,922,535
                                                                    ------------
SEMICONDUCTORS: 3.7%
     167,400    Intel Corp.                                            4,014,252
     111,200    KLA-Tencor Corp.*                                      5,494,392
     217,500    Micron Technology, Inc.*                               2,501,250
                                                                    ------------
                                                                      12,009,894
                                                                    ------------
SOFTWARE: 4.3%
     108,400    First Data Corp.                                       4,446,568
     115,200    Microsoft Corp.                                        2,900,736
     324,200    Oracle Corp.*                                          4,185,422
     308,000    Siebel Systems, Inc.*                                  2,627,240
                                                                    ------------
                                                                      14,159,966
                                                                    ------------
TELECOMMUNICATIONS: 3.5%
      59,700    Alltel Corp.                                           3,414,840
     155,350    Bellsouth Corp.                                        4,008,030
     103,600    BT Group Plc - ADR                                     4,171,972
                                                                    ------------
                                                                      11,594,842
                                                                    ------------
TRANSPORTATION: 1.6%
      53,400    Fedex Corp.                                            5,221,452
                                                                    ------------




                           See accompanying Notes to Financial Statements.    11

--------------------------------------------------------------------------------


 SHARES                                                                VALUE
--------------------------------------------------------------------------------

UTILITIES: 3.3%
      93,400    Duke Energy Corp.                                   $  2,520,866
      47,200    E. ON AG -ADR                                          4,248,000
      85,700    Enel SpA - ADR                                         4,133,311
                                                                    ------------
                                                                      10,902,177
                                                                    ------------
TOTAL COMMON STOCKS
                (cost $270,182,600)                                  325,106,559
                                                                    ------------

SHORT-TERM INVESTMENT: 0.4%
   1,308,376    SEI Daily Income Trust Government Class B
                (cost $1,308,377)                                      1,308,377
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
                (cost $271,490,977): 100.0%                          326,414,936
                Other Assets less Liabilities: 0.0%                       11,110
                                                                    ------------
                NET ASSETS: 100.0%                                  $326,426,046
                                                                    ============


-------------
ADR- American depositary receipt.
*    Non-income producing security.
















12     See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
PURISIMA PURE AMERICAN FUND

FEBRUARY 28, 2005 (UNAUDITED)

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 98.5%

AEROSPACE/DEFENSE EQUIPMENT: 2.8%
       300    Lockheed Martin Corp.                                   $   17,766
     1,050    Northrop Grumman Corp.                                      55,545
                                                                      ----------
                                                                          73,311
                                                                      ----------
BANKING: 10.4%
     1,125    Bank of America Corp.                                       52,481
       900    Banknorth Group, Inc.                                       32,481
       900    Comerica, Inc.                                              51,372
     1,750    National City Corp                                          62,597
       600    UnionBanCal Corp.                                           37,140
       750    Wachovia Corp.                                              39,757
                                                                      ----------
                                                                         275,828
                                                                      ----------
BIOMEDICINE: 1.2%
       525    Amgen, Inc.*                                                32,345
                                                                      ----------

BIOTECHNOLOGY: 0.8%
       450    Genentech, Inc.*                                            21,240
                                                                      ----------

CHEMICALS: 1.4%
       750    Rohm & Haas Co.                                             36,127
                                                                      ----------

COMPUTER COMPONENTS & SOFTWARE: 5.3%
     1,800    BMC Software, Inc.*                                         26,910
     2,475    Cisco Systems, Inc.*                                        43,114
     1,000    Microsoft Corp.                                             25,180
     2,500    Siebel Systems, Inc.*                                       21,325
     1,000    Veritas Software Corp.*                                     24,220
                                                                      ----------
                                                                         140,749
                                                                      ----------
COMPUTERS: 6.2%
       825    Dell Computer Corp.*                                        33,074
     1,350    Electronic Data Systems Corp.                               28,755
     3,200    EMC Corp.*                                                  40,512
       400    IBM Corp.                                                   37,032
     5,900    Sun Microsystems, Inc.*                                     24,898
                                                                      ----------
                                                                         164,271
                                                                      ----------
                              See accompanying Notes to Financial Statements. 13

--------------------------------------------------------------------------------


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

CONSUMER PRODUCTS: 3.9%
       725    Clorox Co. (The)                                        $   43,529
       575    Coca-Cola Co. (The)                                         24,610
       400    Nike, Inc. - Class B                                        34,780
                                                                      ----------
                                                                         102,919
                                                                      ----------
DIVERSIFIED COMMERCIAL SERVICES: 0.9%
       575    Cintas Corp.                                                25,173
                                                                      ----------

ELECTRICAL EQUIPMENT: 1.0%
       450    Johnson Controls, Inc.                                      26,595
                                                                      ----------

ELECTRONICS: 1.0%
     5,300    Solectron Corp.*                                            26,235
                                                                      ----------

FINANCIAL SERVICES: 9.4%
       725    American Express Co.                                        39,259
       891    Citigroup, Inc.                                             42,519
       350    Goldman Sachs Group, Inc.                                   38,080
       325    Lehman Brothers Holdings, Inc.                              29,633
       550    Merrill Lynch & Co., Inc.                                   32,219
     1,125    T Rowe Price Group, Inc.                                    69,064
                                                                      ----------
                                                                         250,774
                                                                      ----------
FOODS: 1.2%
     1,400    Sara Lee Corp.                                              31,360
                                                                      ----------

HEALTH CARE EQUIPMENT: 0.9%
       450    Medtronic, Inc.                                             23,454
                                                                      ----------

HOUSEHOLD PRODUCTS: 1.4%
       700    Procter & Gamble Co.                                        37,163
                                                                      ----------

INSURANCE: 4.3%
       412    American International Group                                27,522
        19    Berkshire Hathaway, Inc. - Class  B*                        57,285
       600    Safeco Corp.                                                28,614
                                                                      ----------
                                                                         113,421
                                                                      ----------
MACHINERY: 1.8%
       500    Caterpillar, Inc.                                           47,525
                                                                      ----------

MEDIA: 2.0%
     1,950    Walt Disney Co                                              54,483
                                                                      ----------

MISCELLANEOUS MANUFACTURING: 1.3%
       425    3M Co.                                                      35,675
                                                                      ----------

OFFICE SUPPLIES: 1.8%
     1,550    Staples, Inc.                                               48,856
                                                                      ----------



14    See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

OIL & GAS: 13.6%
       825    BJ Services Co.                                         $   41,217
     1,200    Burlington Resources, Inc.                                  59,556
       950    ChevronTexaco Corp.                                         58,976
       775    ConocoPhillips                                              85,940
     1,100    Ensco International, Inc.                                   44,308
     1,125    Exxon Mobil Corp.                                           71,224
                                                                      ----------
                                                                         361,221
                                                                      ----------
PAPER & FOREST PRODUCTS: 1.8%
     1,250    International Paper Co.                                     46,688
                                                                      ----------

PHARMACEUTICALS: 4.6%
       600    Johnson & Johnson                                           39,360
       575    Lilly (Eli) & Co.                                           32,200
       650    Merck & Co., Inc.                                           20,605
       750    Wyeth                                                       30,615
                                                                      ----------
                                                                         122,780
                                                                      ----------
RESTAURANTS: 2.4%
     1,900    McDonald's Corp.                                            62,852
                                                                      ----------

RETAIL: 4.6%
      6675    Costco Wholesale Corp.                                      31,448
       600    Federated Department Stores                                 33,870
     2,400    Limited Brands                                              57,072
                                                                      ----------
                                                                         122,390
                                                                      ----------
SEMICONDUCTORS: 4.1%
     1,900    Intel Corp.                                                 45,562
       625    KLA-Tencor Corp.                                            30,881
     2,825    Micron Technology, Inc.*                                    32,488
                                                                      ----------
                                                                         108,931
                                                                      ----------
TELECOMMUNICATIONS: 2.3%
     1,175    BellSouth Corp.                                             30,315
     1,000    Scientific-Atlanta, Inc.                                    30,900
                                                                      ----------
                                                                          61,215
                                                                      ----------
TRANSPORTATION: 4.6%
     1,500    Burlington Northern Santa Fe Corp.                          75,405
       475    Fedex Corp                                                  46,446
                                                                      ----------
                                                                         121,851
                                                                      ----------
UTILITIES: 1.5%
     1,250    Southern Co.                                                40,150
                                                                      ----------



                              See accompanying Notes to Financial Statements. 15

--------------------------------------------------------------------------------


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
              (cost $2,220,198)                                       $2,615,582
                                                                      ----------

SHORT-TERM INVESTMENT: 0.2%
     6,516    SEI Daily Income Trust
              Government Class B
              (cost $6,516)                                                6,516
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
              (cost $2,226,714): 98.7%                                 2,622,098
              Other Assets less Liabilities: 1.3%                         34,195
                                                                      ----------
              NET ASSETS: 100.0%                                      $2,656,293
                                                                      ==========



--------------
* Non-income producing security.








































 16     See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
PURISIMA PURE FOREIGN FUND

FEBRUARY 28, 2005 (UNAUDITED)


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.4%

AUSTRALIA: 5.3%
     5,925    BHP Billiton Ltd. - ADR                                 $  182,253
       450    National Australia Bank Ltd. - ADR                          51,390
                                                                      ----------
                                                                         233,643
                                                                      ----------
FRANCE: 11.3%
     4,150    Axa S.A. - ADR                                             111,303
       950    Dassault Systemes S.A. - ADR                                44,650
     4,300    Groupe Danone - ADR                                         85,570
     1,100    Publicis Groupe - ADR                                       33,275
     1,740    Sanofi-Synthelabo SA - ADR*                                 69,443
     1,272    Total Fina S.A. - ADR                                      151,622
                                                                      ----------
                                                                         495,863
                                                                      ----------
GERMANY: 9.0%
       900    BASF AG - ADR                                               67,410
     3,200    Bayerische Hypo-Und
                Vereinsbank AG - ADR                                      77,815
       675    DaimlerChrysler AG                                          31,117
     1,600    Deutsche Telekom AG - ADR*                                  33,392
     4,500    Infineon Technologies AG - ADR*                             46,530
     1,325    SAP AG - ADR                                                53,729
     1,025    Siemens AG - ADR                                            79,991
                                                                      ----------
                                                                         389,984
                                                                      ----------
HONG KONG: 0.9%
     2,400    China Mobile HK Ltd. - ADR                                  38,880
                                                                      ----------

ITALY: 6.5%
     2,000    Enel SpA - ADR                                              96,460
       600    Eni SpA - ADR                                               78,600
     2,506    San Paolo - IMI SpA - ADR                                   73,125
       965    Telecom Italia SpA - ADR                                    37,413
                                                                      ----------
                                                                         285,598
                                                                      ----------
JAPAN: 24.8%
     1,350    Canon, Inc. - ADR                                           71,199
       375    Fuji Heavy Industries Ltd. - ADR                            17,548
     1,675    Hitachi, Ltd. - ADR                                        106,027
     1,800    Ito Yokado Co., Ltd. - ADR                                  74,565
     1,300    Japan Airlines Corp. - ADR                                  19,634
     4,000    Komatsu Ltd. - ADR                                         120,286



                              See accompanying Notes to Financial Statements. 17

--------------------------------------------------------------------------------


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

JAPAN: 24.8% (CONTINUED)
       750    Kyocera Corp. - ADR                                     $   55,950
     6,500    Matsushita Electric
                Industrial Co., Ltd. - ADR                                97,110
     1,350    Millea Holdings, Inc. - ADR                                 99,049
       100    Mitsui & Co. Ltd. - ADR                                     20,594
     5,100    NEC Corp. - ADR                                             32,895
     3,400    Nissan Motor Co. Ltd. - ADR                                 72,862
     3,000    Nomura Holdings, Inc. - ADR                                 41,550
     1,475    Orix Corp. - ADR                                            96,244
     2,275    Sony Corp. - ADR                                            85,972
    11,100    Sumitomo Mitsui - ADR                                       77,275
                                                                      ----------
                                                                       1,088,760
                                                                      ----------
NETHERLANDS: 7.9%
     3,970    ABN Amro Holding N.V. - ADR                                109,493
     2,206    ING Groep N.V. - ADR                                        67,680
     1,700    Royal Dutch Petroleum Co. - ADR                            107,253
     2,300    TPG N.V. - ADR                                              64,147
                                                                      ----------
                                                                         348,573
                                                                      ----------
NORWAY: 1.7%
       850    Norsk Hydro A/S - ADR                                       73,363
                                                                      ----------

PORTUGAL: 1.0%
     3,632    Portugal Telecom S.A. - ADR                                 44,129
                                                                      ----------

SPAIN: 6.2%
     4,500    Banco Bilbao Vizcaya
                Argentaria S.A. - ADR                                     77,805
     6,375    Banco Santander Central
                Hispano S.A. - ADR                                        78,412
     2,650    Repsol S.A. - ADR                                           72,424
       801    Telefonica S.A. - ADR                                       44,175
                                                                      ----------
                                                                         272,816
                                                                      ----------
SWEDEN: 3.2%
     3,050    Volvo AB - ADR                                             139,934
                                                                      ----------

SWITZERLAND: 5.4%
     1,250    Novartis AG - ADR                                           62,463
     2,000    UBS AG - ADR                                               173,500
                                                                      ----------
                                                                         235,963
                                                                      ----------


18    See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


SHARES                                                                  VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM: 15.2%
       500    AstraZeneca Plc - ADR                                   $   19,870
     2,350    Barclays Plc - ADR                                         103,283
     1,700    BP Plc - ADR                                               110,364
     1,325    BT Group Plc - ADR                                          53,358
     2,950    Cadbury Schweppes Plc - ADR                                117,027
       550    GlaxoSmithKline Plc - ADR                                   26,521
     1,025    HSBC Holdings Plc - ADR                                     85,577
       700    National Grid Group - ADR                                   34,391
       550    Rio Tinto Plc - ADR                                         77,864
     1,800    Signet Group Plc - ADR                                      39,600
                                                                      ----------
                                                                         667,855
                                                                      ----------
TOTAL COMMON STOCKS
              (cost $3,359,731)                                        4,315,361
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
              (cost $3,359,731): 98.4%                                 4,315,361
              Other Assets less Liabilities: 1.6%                         72,330
                                                                      ----------
              NET ASSETS: 100.0%                                      $4,387,691
                                                                      ==========


-----------
ADR - American depositary receipt.
 * Non-income producing security.





























                              See accompanying Notes to Financial Statements. 19

SCHEDULE OF INVESTMENTS BY INDUSTRY
PURISIMA PURE FOREIGN FUND

FEBRUARY 28, 2005 (UNAUDITED)

INDUSTRY                                                      % OF NET ASSETS
--------------------------------------------------------------------------------

Advertising                                                          0.8%
Airlines                                                             0.5%
Automobile Manufacturers                                             6.0%
Banks                                                               20.7%
Chemicals                                                            1.6%
Diversified Manufacturing                                            1.8%
Electric                                                             5.4%
Electronics                                                          3.1%
Finance                                                              3.1%
Food                                                                 4.6%
Home Furnishings                                                     4.2%
Import & Export                                                      0.5%
Insurance                                                            6.3%
Machinery                                                            2.7%
Mining                                                               5.9%
Office/Business Equipment                                            1.6%
Oil & Gas                                                           13.5%
Pharmaceuticals                                                      4.1%
Retail                                                               2.6%
Software                                                             2.2%
Telecommunications                                                   5.7%
Transportation                                                       1.5%
                                                                  ------
TOTAL COMMON STOCKS                                                 98.4%
                                                                  ------
TOTAL INVESTMENTS IN SECURITIES                                     98.4%
Other Assets less Liabilities                                        1.6%
                                                                  ------
NET ASSETS                                                         100.0%
                                                                  ======







 20     See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

PURISIMA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

FEBRUARY 28, 2005 (UNAUDITED)

                                  TOTAL RETURN    PURE AMERICAN    PURE FOREIGN
                                      FUND             FUND             FUND
                                  ------------    -------------    ------------
ASSETS
  Investments in securities,
    at cost                      $ 271,490,977    $   2,226,714    $   3,359,731
                                 =============    =============    =============

  Investments in securities,
    at value                     $ 326,414,936    $   2,622,098    $   4,315,361
  Receivables:
    Securities sold                       --               --             92,903
    Dividends and interest             662,142            4,264            7,704
    Fund shares sold                   276,990           32,924           49,386
  Other assets                          70,410           --               --
                                 -------------    -------------    -------------
    Total Assets                   327,424,478        2,659,286        4,465,354
                                 -------------    -------------    -------------

LIABILITIES
  Cash overdraft                          --               --             72,710
  Payables for fund shares             389,501             --               --
    redeemed
  Accrued advisory fees (Note 3)       253,179            2,993            4,953
  Accrued distribution fees            230,732             --               --
    (Note 4)
  Accrued administration fees           21,197             --               --
    (Note 3)
  Accrued transfer agent fees           25,850             --               --
  Other accrued expenses                77,973             --               --
                                 -------------    -------------    -------------
    Total Liabilities                  998,432            2,993           77,663
                                 -------------    -------------    -------------

NET ASSETS                       $ 326,426,046    $   2,656,293    $   4,387,691
                                 =============    =============    =============
Number of shares issued
  and outstanding
  (unlimited shares authorized,
  $0.01 par value)                  17,471,311          203,521          230,096
                                 =============    =============    =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE     $       18.68    $       13.05    $       19.07
                                 =============    =============    =============
COMPONENTS OF
NET ASSETS
  Paid-in capital                $ 282,955,555    $   2,463,020    $   3,710,112
  Accumulated net
    investment income                  550,951            8,050          (26,668)
  Accumulated net realized
    loss on investments            (12,004,419)        (210,161)        (251,383)
  Net unrealized appreciation
    on investments                  54,923,959          395,384          955,630
                                 -------------    -------------    -------------
    Net assets                   $ 326,426,046    $   2,656,293    $   4,387,691
                                 =============    =============    =============


                            See accompanying Notes to Financial Statements.   21


--------------------------------------------------------------------------------

PURISIMA FUNDS
STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                        TOTAL RETURN  PURE AMERICAN PURE FOREIGN
                                            FUND           FUND          FUND
                                        ------------  -------------  -----------

INVESTMENT INCOME
  Income
   Dividends (net of foreign
   taxes witheld of $136,986,
   $0, and $2,407, respectively)         $ 2,892,421   $    27,316   $    30,892
  Interest & other income                      5,964            84           256
                                         -----------   -----------   -----------
   Total income                            2,898,385        27,400        31,148
                                         -----------   -----------   -----------
Expenses
  Advisory fees                            1,566,732        19,350        29,209
  Distribution fees                          391,683          --            --
  Administration fees                        127,926          --            --
  Transfer agent fees                         64,782          --            --
  Fund accounting fees                        43,639          --            --
  Custody fees                                30,944          --            --
  Insurance expense                           31,858          --            --
  Reports to shareholders                     16,581          --            --
  Registration fees                           12,470          --            --
  Audit fees                                   9,421          --            --
  Legal fees                                   8,107          --            --
  Trustee fees                                 1,653          --            --
  Miscellaneous                                  207          --            --
                                         -----------   -----------   -----------
   Total expenses                          2,306,003        19,350        29,209
  Add: expenses recouped
   by Adviser (Note 3)                        44,095          --            --
                                         -----------   -----------   -----------
  Net expenses                             2,350,098        19,350        29,209
                                         -----------   -----------   -----------

   NET INVESTMENT INCOME                     548,287         8,050         1,939
                                         -----------   -----------   -----------

CHANGE IN REALIZED AND
UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on                       253,361        20,001        31,860
   investments
  Net unrealized appreciation
   on investments                         37,957,132       259,956       671,893
                                         -----------   -----------   -----------
  Net realized and unrealized
   gain on investments                    38,210,493       279,957       703,753
                                         -----------   -----------   -----------

  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS             $38,758,780   $   288,007   $   705,692
                                         ===========   ===========   ===========




 22     See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS

TOTAL RETURN FUND

                                          SIX MONTHS ENDED         YEAR ENDED
                                         FEBRUARY 28, 2005*     AUGUST 31, 2004
                                         ------------------     ---------------


INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                  $     548,287          $   1,193,740
  Net realized gain on investments
   Securities                                  251,442              1,326,029
   Other                                         1,919                   --
  Net unrealized appreciation on            37,957,132             18,232,293
                                         -------------          -------------
   investments
   NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                38,758,780            20,752,0620
                                         -------------          -------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                (1,194,233)            (1,073,580)
                                         -------------          -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (1,194,233)            (1,073,580)
                                         -------------          -------------

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net
   assets derived from net change
   in outstanding shares (a)                (9,760,719)            34,807,495
                                         -------------          -------------

TOTAL INCREASE IN NET ASSETS                27,803,828             54,485,977

NET ASSETS
Beginning of period                        298,622,218            244,136,241
                                         -------------          -------------
END OF PERIOD                            $ 326,426,046          $ 298,622,218
                                         =============          =============
Accumulated net investment income        $     550,951          $   1,196,897
                                         =============          =============

(a) A summary of capital share transactions is as follows:

                                 SIX MONTHS ENDED                   YEAR ENDED
                                FEBRUARY 28, 2005*               AUGUST 31, 2004
                             -------------------------       --------------------------
                              SHARES          VALUE           SHARES          VALUE
Shares sold                  1,394,478    $ 24,833,089       5,098,409    $ 85,836,402
Shares issued on
reinvestment
    of distributions            63,323       1,149,948          62,124       1,035,611
Shares redeemed             (1,998,046)    (35,743,756)     (3,094,870)    (52,064,518)
                            ----------    ------------      ----------    ------------
Net increase (decrease)       (540,245)   $ (9,760,719)      2,065,663    $ 34,807,495
                            ==========    ============      ==========    ============


-----------
 * Unaudited.





                              See accompanying Notes to Financial Statements. 23


--------------------------------------------------------------------------------

PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS

PURE AMERICAN FUND
                                                SIX MONTHS ENDED     YEAR ENDED
                                               FEBRUARY 28, 2005*  AUGUST 31, 2004
                                               -----------------   ---------------


INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                            $     8,050      $     4,631
  Net realized gain on investments
   Securities                                           20,001            4,726
  Net unrealized appreciation on                       259,956          217,852
   investments
                                                   -----------      -----------
  NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                            288,007          227,209
                                                   -----------      -----------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                            (4,632)         (12,757)
                                                   -----------      -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (4,632)         (12,757)
                                                   -----------      -----------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived
   from net change in outstanding
   shares (a)                                         (199,097)        (461,116)
                                                   -----------      -----------

   TOTAL INCREASE (DECREASE)
    IN NET ASSETS                                       84,278         (246,664)

NET ASSETS
  Beginning of period                                2,572,015        2,818,679
                                                   -----------      -----------
  END OF PERIOD                                    $ 2,656,293      $ 2,572,015
                                                   ===========      ===========

Accumulated net investment income                  $     8,050      $     4,632
                                                   ===========      ===========

(a) A summary of capital share transactions is as follows:

                                    SIX MONTHS ENDED             YEAR ENDED
                                   FEBRUARY 28, 2005*         AUGUST 31, 2004
                                   ------------------      ---------------------
                                   SHARES      VALUE        SHARES       VALUE
                                   ------      -----        ------       -----
Shares sold                        5,796    $  75,263       22,297    $ 257,872
Shares issued on
  reinvestment
  of distributions                   358        4,631        1,094       12,756
Shares redeemed                  (22,250)    (278,991)     (61,309)    (731,744)
                                 -------    ---------      -------    ---------
Net increase (decrease)          (16,096)   $(199,097)     (37,918)   $(461,116)
                                 =======    =========      =======    =========


* Unaudited.






 24     See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------

PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS

PURE FOREIGN FUND
                                              SIX MONTHS ENDED      YEAR ENDED
                                             FEBRUARY 28, 2005*  AUGUST 31, 2004
                                             -----------------   ---------------


INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income                           $     1,939         $    66,706
Net realized gain on investments
  Securities                                         31,860              82,432
Net unrealized appreciation on                      671,893             312,226
  investments
                                                -----------         -----------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           705,692             461,364
                                                -----------         -----------
DISTRIBUTION TO SHAREHOLDERS
From net investment income                          (70,648)            (79,025)
                                                -----------         -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (70,648)            (79,025)
                                                -----------         -----------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
  from net change in outstanding
  shares (a)                                        351,025             293,757
                                                -----------         -----------
TOTAL INCREASE IN NET                               986,069             676,096
ASSETS

NET ASSETS
Beginning of period                               3,401,622           2,725,526
                                                -----------         -----------
END OF PERIOD                                   $ 4,387,691         $ 3,401,622
                                                ===========         ===========
Accumulated net investment                      $   (26,668)        $    42,041
  income (loss)
                                                ===========         ===========

(a) A summary of capital share transactions is as follows:

                                SIX MONTHS ENDED              YEAR ENDED
                               FEBRUARY 28, 2005*            AUGUST 31, 2004
                               --------------------       ---------------------
                               SHARES       VALUE          SHARES       VALUE
                               ------       -----          ------       -----
Shares sold                    23,964     $ 434,701        36,377     $ 591,470
Shares issued on
reinvestment
of distributions                3,917        70,357         5,041        78,733
Shares redeemed                (8,263)     (154,033)      (24,217)     (376,446)
                               ------     ---------       -------     ---------
Net increase                   19,618     $ 351,025        17,201     $ 293,757
                               ======     =========       =======     =========


--------
 * Unaudited.






                              See accompanying Notes to Financial Statements. 25


--------------------------------------------------------------------------------
PURISIMA FUNDS
FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                         TOTAL RETURN FUND
                    ----------------------------------------------------------------------
                         SIX                           YEAR ENDED AUGUST 31,
                    MONTHS ENDED     -----------------------------------------------------
                    FEB. 28, 2005++   2004         2003       2002        2001       2000
                    ---------------   ----         ----       ----        ----       ----

Net asset value,
  beginning of period    $ 16.58    $ 15.31     $ 14.06    $ 18.73     $ 19.65     $ 17.46
                         -------    -------     -------    -------     -------     -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment              0.03       0.07        0.07       0.09        0.31^      (0.01)
  income (loss)
Net realized and
  unrealized
  gain (loss) on            2.14       1.27        1.34      (2.91)      (0.61)^      2.22
  investments
                         -------    -------     -------    -------     -------     -------
Total from
  investment
  operations                2.17       1.34        1.41      (2.82)      (0.30)^      2.21
                         -------    -------     -------    -------     -------     -------
LESS DISTRIBUTIONS:
From net investment        (0.07)     (0.07)      (0.05)     (0.19)        --        (0.02)
  income
From net realized            --         --        (0.11)     (1.66)      (0.62)        --
  gain
                         -------    -------     -------    -------     -------     -------
Total distributions        (0.07)     (0.07)      (0.16)     (1.85)      (0.62)      (0.02)
                         -------    -------     -------    -------     -------     -------
Net asset value,         $ 18.68    $ 16.58     $ 15.31    $ 14.06     $ 18.73     $ 19.65
                         =======    =======     =======    =======     =======     =======
  end of period

Total return               13.08%**    8.72%      10.22%    (16.72%)     (1.33%)     12.64%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (millions)      $ 326.4    $ 298.6     $ 244.1    $ 181.6     $ 122.4       $89.8
RATIO OF EXPENSES TO
AVERAGE NET ASSETS:
Before fees waived
  and
  expenses absorbed
  or recouped               1.47%*     1.49%       1.56%      1.51%+      1.61%+      1.62%
After fees waived
  and
  expenses absorbed
  or recouped               1.50%*     1.50%       1.50%      1.50%+      1.50%+      1.50%
RATIO OF NET
  INVESTMENT
  INCOME (LOSS) TO
  AVERAGE
NET ASSETS #                0.35%*     0.42%       0.55%      1.03%       1.68%      (0.04%)
Portfolio turnover          2.21%**   19.50%      12.57%     60.76%     105.90%      38.42%
  rate

----------
*    Annualized.
**   Not annualized.
++   Unaudited.
#    Net of fees waived.
^    Calculations are based on average shares outstanding for the period.
+ With dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001. Otherwise, ratio of net expenses to average net assets would be 1.50% for 2002 and 2001.



 26     See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
PURISIMA FUNDS
FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                         PURE AMERICAN FUND
                    ----------------------------------------------------------------------
                         SIX                           YEAR ENDED AUGUST 31,
                    MONTHS ENDED     -----------------------------------------------------
                    FEB. 28, 2005++   2004       2003       2002           2001       2000
                    ---------------   ----       ----       ----           ----       ----
Net asset value,
beginning of period   $   11.71    $   10.94  $   10.21  $   12.45      $    13.49   $   13.00
                      ---------    ---------  ---------  ---------      ----------   ---------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment             0.04         0.02       0.05       0.43      0.28^            (0.03)
income (loss)
Net realized and
unrealized
gain (loss) on             1.32         0.80       0.84      (2.07)     (0.02)^           0.52
investments
                      ---------    ---------  ---------  ---------      ----------   ---------
Total from
investment
operations                 1.36         0.82       0.89      (1.64)     0.26^             0.49
                      ---------    ---------  ---------  ---------      ----------   ---------
LESS DISTRIBUTIONS:
From net                  (0.02)       (0.05)     (0.16)     (0.58)          (0.28)    --
investment income
From net realized           --           --         --       (0.02)          (1.02)      (0.00)++
gain
                      ---------    ---------  ---------  ---------      ----------   ---------
Total distributions       (0.02)       (0.05)     (0.16)     (0.60)          (1.30)      (0.00)++
                      ---------    ---------  ---------  ---------      ----------   ---------
Net asset value,      $   13.05    $   11.71  $   10.94  $   10.21      $    12.45   $   13.49
end of period
                      =========    =========  =========  =========      ==========   =========
Total return              11.64%**      7.49%      8.91%    (13.90%)          1.96%     (13.79%
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
period (millions)     $    2.7     $    2.6   $    2.8   $    2.6       $     4.5    $    1.1
RATIO OF EXPENSES
TO
AVERAGE NET ASSETS:
Before fees waived         1.50%*       1.50%      1.50%      1.56%+          1.58%+      1.50%
After fees waived         n/a          n/a        n/a         1.19%+(1)       0.08%+    n/a
RATIO OF NET
INVESTMENT
INCOME (LOSS) TO
AVERAGE
NET ASSETS #               0.62%*       0.16%      0.52%      1.35%           4.09%      (0.13%)
Portfolio turnover         1.10%**     34.99%     31.47%     75.54%         265.29%      45.48%
rate

----------
*    Annualized.
**   Not annualized.
++   Unaudited.
++   Amount represents less than $0.01 per share.
^    Calculations are based on average shares outstanding for the period.
+ With dividend expense on securities sold short, which was Otherwise, 0.06% for 2002 and 0.08% for 2001. ratio of expenses (before fees waived) to average net assets would be 1.50% for 2002 and 2001.
1 The Adviser voluntarily waived all of its management fees for the period December 21, 2000 to December 1, 2001.



See accompanying Notes to Financial Statements. 27


--------------------------------------------------------------------------------
PURISIMA FUNDS
FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                         PURE FOREIGN FUND
                    ----------------------------------------------------------------------
                         SIX                           YEAR ENDED AUGUST 31,
                    MONTHS ENDED     -----------------------------------------------------
                    FEB. 28, 2005++   2004       2003       2002           2001       2000
                    ---------------   ----       ----       ----           ----       ----
Net asset value,
beginning of period   $   16.16    $   14.10  $   13.07  $   15.37   $    16.39   $   13.52
                      ---------    ---------  ---------  ---------   ----------   ---------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment            (0.12)        0.35       0.28       0.84   0.33^             0.01
income (loss)
Net realized and
unrealized
gain (loss) on             3.34         2.14       1.21      (2.47)  (0.45)^           3.69
investments
                      ---------    ---------  ---------  ---------   ----------   ---------
Total from
investment
operations                 3.22         2.49       1.49      (1.63)  (0.12)^           3.70
                      ---------    ---------  ---------  ---------   ----------   ---------
LESS DISTRIBUTIONS:
From net                  (0.31)       (0.43)     (0.46)     (0.67)       (0.35)      (0.03)
investment income
From net realized           --           --         --         --         (0.55)      (0.80)
gain
                      ---------    ---------  ---------  ---------   ----------   ---------
Total distributions       (0.31)       (0.43)     (0.46)     (0.67)       (0.90)      (0.83)
                      ---------    ---------  ---------  ---------   ----------   ---------
Net asset value,      $   19.07    $   16.16  $   14.10  $   13.07   $    15.37   $   16.39
end of period
                      =========    =========  =========  =========   ==========   =========

Total return              20.04%**     17.76%     10.95%    (11.14%)      (0.45%)     28.04%

RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
period (millions)     $    4.4     $    3.4   $    2.7   $    3.4    $     8.9    $    2.8
RATIO OF EXPENSES
TO
AVERAGE NET ASSETS:
Before fees waived         1.50%*       1.50%      1.50%      1.50%+       1.50%+      1.50%
After fees waived          n/a          n/a        n/a        1.07%+       0.00%+      n/a
RATIO OF NET
INVESTMENT
INCOME TO AVERAGE
NET ASSETS                 0.10%*       2.09%      2.06%      4.02%        4.21%       0.26%
Portfolio turnover         3.62%**     34.02%     22.02%     69.59%      258.66%      51.60%
rate

--------
*    Annualized.
**   Not annualized.
++   Unaudited.
^    Calculations are based on average shares outstanding for the period.
+ With dividend expense on securities sold short, which was 0.05% for 2002 and 0.08% for 2001. Otherwise, ratio of expense average net assets would be 1.50% for 2002 (before fees waived) to and 2001.
1 The Adviser voluntarily waived all of its management fees for the period December 21, 2000 to December 1, 2001.


 28     See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

PURISIMA FUNDS
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED)

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Asset Management, LLC (formerly, Fisher Investments, Inc.) (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure American Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's Investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure Foreign Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's Investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the- counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration:
          (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. Federal Income and Excise Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

          The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulation that exist in the markets in which they invest.

          As of August 31, 2004, the Total Return Fund has a capital loss carryforward available to offset future capital gains, if any, of $11,958,728, of which $11,619,847 expires in 2011 and $338,881 expires in 2012. The Pure American Fund has a capital loss carryforward available to offset future capital gains, if any, of $205,896, of which $174,478 expires in 2012, $19,013 expires in 2011 and $12,405 expires in 2010, and the Pure Foreign Fund has a capital loss

--------------------------------------------------------------------------------

          carryforward available to offset future capital gains, if any, of $280,093, of which $135,135 expires in 2012, $144,188 expires in 2011 and $770 expires in 2010. In addition, the Pure American Fund had net realized capital losses of $9,421 during the period November 1, 2003 through August 31, 2004, which are treated for federal income tax purposes as arising during the Fund's tax year ending August 31, 2005. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     D. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     F. Options. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

          Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was

--------------------------------------------------------------------------------

          written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At February 28, 2005, the Trust had no options outstanding.

     G. Securities Sold Short. To the extent the Funds engage in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal

--------------------------------------------------------------------------------

year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 28, 2005, the Adviser recouped fees previously waived and expenses absorbed of $44,095.

At February 28, 2005, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $51,712 which the Adviser may recapture no later than August 31, 2006.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund. The Pure American and Pure Foreign Funds' administration fees are paid by the Adviser under the Comprehensive Management Agreement.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 2005, the Fund incurred $391,683 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust.

--------------------------------------------------------------------------------

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 28, 2005 were as follows:

         FUND                      PURCHASES               SALES
         ----                      ---------               -----
         Total Return Fund        $ 6,927,738          $17,456,028
         Pure American Fund            28,445              247,270
         Pure Foreign Fund            373,036              141,041

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows:
                               TOTAL RETURN     PURE AMERICAN      PURE FOREIGN
                               ------------     -------------      ------------
Cost of investments
for tax purposes              $ 271,790,029     $   2,241,238     $   3,362,881
                              -------------     -------------     -------------
Gross tax unrealized
appreciation                  $  65,639,073     $     475,984     $   1,015,640
Gross tax unrealized
depreciation                  $ (11,014,166)    $     (95,124)    $     (63,160)
                              -------------     -------------     -------------
Net tax unrealized
appreciation                  $  54,624,907     $     380,860     $     952,480
                              -------------     -------------     -------------

--------------------------------------------------------------------------------

NOTE 7 - PROXY VOTING PROCEDURES

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

NOTE 8 - FORM N-Q DISCLOSURE

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, Purisima Funds will file the Funds' complete schedules of portfolio holdings with the SEC on form N-Q. The Funds' Form N-Q will be available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

OTHER INFORMATION - TRUSTEES AND
OFFICER INFORMATION (UNAUDITED)

                                  Position(s) Held
Name, Address, Age                with Trust                Year Elected(1)
--------------------------------------------------------------------------------
Kenneth L. Fisher* (54)           President and Trustee         1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Michelle Bryan                    Senior Vice President         2004
Oroschakoff* (44)                 and Chief
Fisher Investments, Inc.          Compliance Officer
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Rita Dam (38)                     Treasurer                     2004
615 E. Michigan Street
Milwaukee, WI 53202
--------------------------------------------------------------------------------
Joy Ausili (38)                   Secretary                     2004
615 E. Michigan Street
Milwaukee, WI 53202
--------------------------------------------------------------------------------
Pierson E. Clair III (56)         Trustee                       1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Bryan F. Morse (52)               Trustee                       1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                           Number of
                                           Portfolios in
                                           Fund Complex      Other
Principal Occupation(s)                    Overseen by       Directorships
During Past Five Years                     Director          Held
--------------------------------------------------------------------------------
Chief Executive Officer and majority           3                None
shareholder of the Adviser, and has served
in such capacities since the incorporation
of the Adviser in 1986. Prior thereto, he
was the founder of Fisher Investments,
a sole proprietorship which commenced
operations in 1978.
--------------------------------------------------------------------------------
Senior Vice President and Chief Legal         N/A               None
Officer of the Adviser. Executive
Director/Senior Vice President of Morgan
Stanley from 2001 to 2004, Vice President
& Compliance Manager of Morgan Stanley
Dean Witter from 1999 to 2001.
From 1994 to Present, Vice President          N/A               None
of U.S. Bancorp Fund Services, LLC.
--------------------------------------------------------------------------------
From 1997 to Present, Vice President          N/A               None
of U.S. Bancorp Fund Services, LLC.
--------------------------------------------------------------------------------
President and Chief Executive Officer          3                 Signature
of Brown & Haley since 1998                                     Foods, Inc.
(fine confectioners); Vice President of
Blummer Chocolate Company from 1980
to 1997, where he had been employed
since 1970.
--------------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA,        3                None
a registered investment adviser
since 1990.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                 Position(s) Held
Name, Address, Age               with Trust                 Year Elected(1)
--------------------------------------------------------------------------------
Grover T. Wickersham (55)         Trustee                       1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------
Scott LeFevre (47)                Trustee                       2001
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062
--------------------------------------------------------------------------------
Alfred D. McKelvy, Jr. (55)       Trustee                       2003
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062:



--------------------------------------------------------------------------------



-------
1 Trustees and officers of the Funds serve until their resignation, removal or retirement.
*    "Interested person" of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------

                                           Number of
                                           Portfolios in
                                           Fund Complex      Other
Principal Occupation(s)                    Overseen by       Directorships
During Past Five Years                     Director          Held
--------------------------------------------------------------------------------
Attorney in private practice in Palo Alto,    3                 None
California. Prior to entering private
practice in June of 1981, served
as a Branch Chief of the Los Angeles
Regional Office of the U.S.
Securities and Exchange Commission.
--------------------------------------------------------------------------------
Sole proprietor of LeFevre                    3                 None
Capital Management.
--------------------------------------------------------------------------------

Executive Director of the law firm            3                 Diablo
of Berding & Weil, LLP since 1990.                              Valley Bank;
                                                                East Bay
                                                                BOMA.

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                                                                              39


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PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (formerly, Fisher Investments, Inc.) and THE PURISIMA FUNDS may collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and
o    Information about your transactions with us.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.




















40
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ITEM 2. CODE OF ETHICS.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) THE PURISIMA FUNDS

         By (Signature and Title)  /S/ KENNETH L. FISHER
                                  ----------------------
                                      Kenneth L. Fisher, President

         Date   May 6, 2005
                ------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*   /S/ KENNETH L. FISHER
                                    ----------------------
                                      Kenneth L. Fisher, President


         Date  May 6, 2005
               ------------

         By (Signature and Title)* /S/ RITA DAM
                                   ------------
                                   Rita Dam, Treasurer

         Date  May 9, 2005
               -----------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.


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